Accrued expenses, accounts payable and other liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of accrued expenses, accounts payable and other liabilities

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses (i)	110,887	131,127
Other deposits and advances received (ii)	53,793	57,464
Payable to merchants and third party marketing affiliates	44,845	55,212
Accrued bonus and staff costs, including sales commission	31,705	32,457
Payables and accruals for purchases of property and equipment	34,312	33,685
Amounts due to related companies (iii)	8,130	7,563
Other taxes payable (iv)	7,641	6,935
Operating lease liabilities (Note 6)	3,944	4,318
Contingent and deferred consideration in relation to investments and acquisitions	8,590	6,192
Others	28,690	24,940
	332,537	359,893
Non-current:
Operating lease liabilities (Note 6)	13,463	17,408
Contingent and deferred consideration in relation to investments and acquisitions	1,370	938
Others	2,811	5,839
	17,644	24,185
(i)
Payables and accruals for cost of revenue and sales and marketing expenses include payables which are collateralized by a pledge of certain short-term investments and other treasury investments with carrying values of RMB3,697 million and RMB4,091 million as of March 31, 2025 and 2026, respectively.
(ii)
Other deposits and advances received as of March 31, 2025 and 2026 include buyer protection fund deposits received from merchants on the Company’s marketplaces (Note 10).
(iii)
Amounts due to related companies primarily represent balances arising from the transactions with Ant Group (Note 25). The balances are unsecured, interest free and repayable within the next twelve months.
(iv)
Other taxes payable primarily represent VAT and PRC individual income tax of employees withheld by the Company.